Equity Method Investment (Details) - Schedule of the summarized financial information - Digiclear Agreement [Member]		3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Equity Method Investment (Details) - Schedule of the summarized financial information [Line Items]
Current assets	$ 290,515	$ 290,515
Noncurrent assets	46,601	46,601
Current liabilities	70,116	70,116
Noncurrent liabilities
Equity		$ 267,000
Net revenue
Gross profit
Loss from operations	60,641
Net loss	$ 60,641